Schedule of Purchase Consideration (Details) - USD ($)				6 Months Ended		12 Months Ended
	Dec. 22, 2022	Dec. 22, 2022	Jul. 26, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Asset Acquisition [Line Items]
Ordinary share price						$ 26.50
Ordinary shares issued to seller							$ 60,611
Cash paid to Seller					$ 441,523	$ 5,883,477
MTS Mergers [Member]
Asset Acquisition [Line Items]
Consideration in ordinary shares			$ 21,508,067
Purchase consideration			22,110,032
Total Purchase Price			22,110,032
Four Cubed Acquisition LLC Company [Member]
Asset Acquisition [Line Items]
Consideration in ordinary shares						1,606,202
Purchase consideration						8,492,725
Cash paid to Seller						6,195,000
Due to Seller						691,523
Total Purchase Price						$ 8,492,725
Sports Hub Acquisition [Member]
Asset Acquisition [Line Items]
Purchase consideration	$ 6,758,137	$ 6,758,137
Fair Value of Equity Consideration	1,370,287	1,370,287
Fair Value of Seller Platinum Line of Credit and Loan	5,387,850	5,387,850
Total Purchase Price	$ 6,758,137	$ 6,758,137
MTS Mergers [Member]
Asset Acquisition [Line Items]
MTS issued and outstanding ordinary shares immediately prior to Merger			$ 316,295
Ordinary share price			$ 68.00
MTS warrants and options fair value			$ 601,965